Form N-1A Cover	Feb. 28, 2025
Prospectus [Line Items]
Document Creation Date	Feb. 28, 2025
Document Effective Date	Feb. 28, 2025
Document Type	485BPOS
Amendment Flag	false
Registrant Name	Capitol Series Trust
Entity Central Index Key	0001587551
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
Prospectus Date	Feb. 28, 2025